Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets are as follows:
	December 31, 2022	December 31, 2021
Deferred tax asset
Net operating loss carryforward	$—	$37,304
Startup/Organization Expenses	890,822	608,832
Total deferred tax asset	890,822	646,136
Valuation allowance	(890,822)	(646,136)
Deferred tax asset, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision consists of the following:
	Year ended December 31, 2022	Year ended December 31, 2021
Federal
Current	$750,410	$—
Deferred	(244,686)	(645,774)

State
Current	—	—
Deferred	—	—

Change in valuation allowance	244,686	645,774
Income tax provision	$750,410	$—

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(17.50)%	(37.60)%
Transaction costs allocable to warrant liabilities	0.00%	3.30%
Change in valuation allowance	1.70%	13.30%
Income tax provision	5.20%	0.00%